Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
EQUITY

NOTE 17: EQUITY

Composition of share capital:

	December 31,
	2022		2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares with 0.001 GBP par value each	100,000,000	47,635,875	100,000,000	15,955,875

a)	Conversions of Simple Agreements for Future Equity

In April 2019, the Board of Directors of the Company approved a capital raise in the form of Simple Agreements for Future Equity (“SAFE”). Pursuant to the SAFE, upon consummation of an investment round in shares of capital stock of the Company in the amount of not less than $ 2,000 (in addition to the funds raised under the SAFEs) (the “Qualifying Financing”), the funds raised under the SAFEs will automatically be converted into the same class of shares of capital stock as those issued in the Qualifying Financing at a price per share equal to the lower of: (i) a 25% discount on the base (undiscounted) price per share of the Qualifying Financing; and (ii) $1.367 per share(the “Default Price”). If a Qualified Financing is not consummated within 12 months as of the Effective Date (as such term is defined in the SAFEs), the funds raised under the SAFEs will automatically be converted at a price per share equal to the Default Price pursuant to the terms set forth in the SAFEs. Following the approval of the Board of Directors, during April 2019, the Company entered into SAFEs with certain investors pursuant to which an amount of $428 was raised by the Company, including $150 and $100 from Triple V and A-Labs respectively. A Qualified Financing was not consummated before April 25, 2020, and thus the funds raised under the SAFE were automatically converted into 312,849 Ordinary Shares at a price per share equal to the Default Price.

On August 13, 2019, the Board of Directors of the Company approved an additional capital raise of up to $1,000 in the form of SAFE, which the Board of Directors of the Company then increased to $1,500 on October 28, 2019 (the “Second SAFE”). The Second SAFE will also be automatically converted into the same class of shares of capital stock as those issued in the Qualifying Financing at a price per share equal to the lower of: (i) 25% discount on the base (undiscounted) price per share of the Qualifying Financing, and (ii) $1.367 per share. If a Qualified Financing is not consummated within 12 months commencing as of the Effective Date (as such term is defined in the Second SAFE), the funds will automatically be converted at a price per share of $1.367. In addition to the shares issued to the investors upon conversion of the Second SAFE, the Second SAFE investors shall be entitled to an option to purchase an equal number of additional shares issued to them upon conversion of their investment under the Second SAFE, from the same class of such converted shares, for an exercise price of $1.953 per share. This option shall be valid for a period of 36 months. In connection with the Second SAFE, the Company raised an amount of $978, including $250 from Triple V. In the absence of a qualified financing during the 12 months’ period following the effective date of such Second SAFE in 2020, the Company converted the investment provided to it under the Second SAFE into an aggregate of 716,136 Ordinary Shares of the Company.

Upon the closing of such Qualified Financing on September 13, 2020, the Company converted the investment provided to it under the Fourth SAFE into 165,654 Ordinary Shares of the Company. Such conversion reflected a price of $1.811 per share. Pursuant to the terms of the Fourth SAFE, upon the Fourth SAFE conversion, the investor under the Fourth SAFE received an option to purchase an additional identical number of Ordinary Shares of the Company at a price of $2.743 per share.

On February 21, 2020, the Board of Directors of the Company approved an additional capital raise of up to $1,500 in the form of SAFE (the “Third SAFE”). The Third SAFE will be automatically converted into the same class of shares of capital stock as those issued in a Qualifying Financing at a price per share equal to the lower of, (i) 25% discount on the base (undiscounted) price per share of the Qualifying Financing, and (ii) $1.526 per share. If a Qualified Financing is not consummated within 12 months commencing as of the Effective Date (as such term is defined in the Third SAFE), the funds will automatically be converted at a price per share of $1.526. In addition to the shares issued to the investors upon conversion of the Third SAFE, the Third SAFE investors shall be entitled to an option to purchase additional identical number of shares, from the same class of the shares issued to them upon conversion of their investment under the Third SAFE, for an exercise price of $1.696 per share. This option shall be valid for a period of 36 months commencing as of the Effective Date of the agreement. An aggregate amount of $579 has been received by the Company pursuant to the Third SAFE in 2020, including $100 and $30 from Triple V and A-Labs, respectively. In March 2021, in the absence of qualified financing during the 12 months following the effective date of such Third SAFE, the Company converted the investment provided to it under the Third SAFE dated March 2020 into an aggregate of 379,593 Ordinary Shares of the Company at a price per share of $1.526.

b)	Issuance of Ordinary Shares and Exercises of Options

Pursuant to the terms of the Second SAFE, upon the Second SAFE conversion, the investors under the Second SAFEs received an option to purchase an additional identical number of Ordinary Shares of the Company at a price of $1.953 per share. On September 13, 2020, Triple-V exercised the option that was granted to it under the Second SAFE dated August 30, 2019 between Triple-V and the Company, and the option that was granted to Mr. Shy Datika under the Second SAFE dated August 30, 2019 between Mr. Datika and the Company that was assigned to Triple by Mr. Datika, were exercised to an aggregate of 146,306 Ordinary Shares at a price of $1.953 per share.

On September 30, 2020, the Company entered into an investment agreement with Awake Limited (the “Awake Agreement” and “Awake”, respectively). Pursuant to the Awake Agreement, awake invested in the Company $2,000 in consideration for 264,201 Ordinary Shares of the Company and 1,481,481 INX Tokens. The INX Tokens under the Awake Agreement are subject to Lock-Up Agreement for a period of 12 months. The Awake Agreement’s consideration was attributed to Ordinary shares and to INX Token liability, according to their fair value as of the date of the transaction, which amounted to $829 and $1,171, respectively.

During 2021, several investors exercised the options that was granted to them under the Third SAFE dated August 30, 2019, to an aggregate of 115,661 Ordinary Shares at a price of $1.696 per share. 311,060 options are outstanding and can be exercised until March 31, 2023.

During 2021, several investors exercised the option that were granted to them under the Second SAFE dated August 30,2019, into an aggregate amount of 268,179 Ordinary Shares at a price of 1.953$ per share.

On September 13, 2020, the Company entered into a subscription agreement with a new investor pursuant to which the investor invested in the Company $1,500 in consideration for 621,375 Ordinary Shares. The new investor is also entitled to receive, for no additional consideration a warrant to purchase 596,659 Ordinary Shares of the Company, at a price of $2.514 per share, until the warrant’s first-year anniversary. On December 31, 2021 the new investor exercised the options that was granted to them, to an aggregate of 596,659 Ordinary Shares at a price of $2.514 per share. An amount of $1,500 received on January 4, 2022.

c)	Private Placement

As part of the Transaction (see Note 1), on January 10, 2022, the Company completed a private placement of 31,680,000 INX subscription receipts (units) for gross proceeds of $31,283. Each unit consists of one Ordinary share and one-half of one Ordinary share purchase warrant exercisable for two years at an exercise price of CAD1.88 ($1.49) per share. As the exercise price of the warrants is denominated in CAD while the functional currency of the Company is the U.S. dollar, the warrants are accounted for as a derivative liability.

The warrants were valued at $4,255 as of the date of the private placement. The balance of gross proceeds from the private placement in the amount of $27,028 was allocated to Ordinary shares with the net addition to equity of $25,336 after the deduction of the issuance cost of $1,692.

Agents of the private placement collectively received cash commissions of $1,951, of which $259 was allocated to the warrants and remaining amount recorded as transaction fees in profit or loss.

The placement agents also received 1,810,740 Agent compensation options exercisable into one common share of the Parent Company at an exercise price of CAD1.25 ($0.99). The options were valued at $515.

As a result of the Transaction (see Note 1), effective on January 10, 2022, options granted and warrants issued by INX prior to such date were surrendered and cancelled, and new options and warrants of the Parent Company were issued to holders with equivalent terms, adjusted for the Exchange Ratio. Upon the cancellation of the private placement warrants, the warrant liability in the amount of $4,255 was derecognized and recorded as a contribution to equity.